Basis of Presentation and General Infomation (Tables)	12 Months Ended
Dec. 31, 2013
Basis of Presentation and General Information [Abstract]
Schedule of revenue by major charterer
	Year ended December 31,
	2011	2012	2013

Customer A	36%	-	-
Customer B	18%	49%	33%
Customer C	-	18%	-
Customer D	33%	12%	-
Customer E	13%	-	-
Customer F	-	-	13%
Customer G	-	-	18%
Customer H	-	-	12%